Accounts Receivable from Card Issuers - Summary of Accounts Receivables (Detail) - Accounts receivable from card issuers [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 13,595,133	R$ 9,195,466
Accounts receivable from other acquirers	478,917	54,968
Allowance for expected credit losses	(7,236)	(5,826)
Accounts receivable from card issuers	R$ 14,066,814	R$ 9,244,608